Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
Principles of Consolidation
(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the Consolidated VIEs for which the Company or a subsidiary of the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the Consolidated VIEs are eliminated upon consolidation. Results of acquired subsidiaries and its Consolidated VIEs are consolidated from the date on which control is transferred to the Company.

Use of estimates
(c)	Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant estimates and assumptions reflected in the Company’s financial statements include, but are not limited to, estimating the useful lives of long-lived assets, determining the fair value of equity method investments, accounting for investments and the subsequent impairment assessment, determining the provision for accounts and other receivable, determining the valuation allowance for deferred tax assets, accounting for share-based compensation arrangements, and determining the standalone lease price. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign Currency
(d)	Foreign currency

The functional currency of the Company and its overseas subsidiaries is the US$, whereas the functional currency of the Company’s PRC subsidiaries and its Consolidated VIEs is the RMB as determined based on the criteria of ASC Topic 830, Foreign Currency Matters, (“ASC 830”). The Company uses the RMB as its reporting currency.

The financial statements of the Company and its overseas subsidiaries are translated from the functional currency to the reporting currency, RMB. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical costs in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of operations.

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive (loss) income.

Convenience Translation
(e)	Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.8755 on December 31, 2018, the last business day in fiscal year 2018, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be converted, realized or settled into US$ at such rate or at any other rate.

Cash and cash equivalents
(f)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks which are unrestricted as to withdrawal and use and have original maturities less than three months. All highly liquid investments with a stated maturity of 90 days or less from the date of purchase are classified as cash equivalents.

Restricted cash
(g)	Restricted cash

Restricted cash mainly represents amounts held by a few banks in escrow as security for credit facilities, the guarantee of compliance with the network and service requirements of the radio spectrum license awarded by the Hong Kong Telecommunication Authority, the deposits for capital lease, the deposits held in escrow for the advances received from end customers subscribing Office 365 and Windows Azure services (the disbursement of which shall be agreed by both Microsoft (China) Co., Ltd. (“Microsoft”) and the Company).

The Company adopted Accounting Standards Update (“ASU”) No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, (“ASU 2016-18”), effective January 1, 2018 using the retrospective transition method and included all restricted cash with cash and cash equivalent when reconciling beginning-of-period and end-of-period total amounts presented in the consolidated statements of cash flows.

Short-term investments
(h)	Short-term investments

All highly liquid investments with original maturities of greater than three months but less than twelve months, are classified as short-term investments. Interest income is included in earnings.

Accounts Receivable and Allowance for Doubtful Debt
(i)	Accounts receivable and allowance for doubtful debt

Accounts receivable are carried at net realizable value. An allowance for doubtful debt is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An accounts receivable is written off after all collection effort has ceased.

Inventories
(j)	Inventories

Inventories are stated at the lower of cost or net realizable value. Cost of inventory are determined using the first-in, first-out method. The Company records inventory reserves for obsolete and slow moving inventory. Inventory reserves are based on inventory obsolescence trends, historical experience and application of the specific identification method. For all periods presented, there were no inventory reserves recognized.

Property and equipment
(k)	Property and equipment

Property and equipment are stated at cost less accumulated depreciation and any recorded impairment. Property and equipment acquired in a business combination are recognized initially at fair value at the date of acquisition. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Property	25-46 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Optical fibers	10-20 years
Computer and network equipment	1-10 years
Office equipment	1-8 years
Motor vehicles	4-8 years

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

Property and equipment that are purchased or constructed which require a period of time before the assets are ready for their intended use are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including installation costs. Construction-in-progress is transferred to specific property and equipment accounts and commences depreciation when these assets are ready for their intended use.

Intangible assets
(l)	Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives are amortized using a straight-line method. These amortization methods reflect the estimated pattern in which the economic benefits of the respective intangible assets are to be consumed.

The Company has capitalized certain internal use software development costs in accordance with ASC Subtopic 350-40, Intangibles-Goodwill and Other: Internal-Use Software, (“ASC 350-40”), amounting to RMB12,781, RMB9,238 and RMB6,093 (US$886) for the years ended December 31, 2016, 2017 and 2018, respectively. The Company capitalizes certain costs relating to software acquired, developed, or modified solely to meet the Company’s internal requirements and for which there are no substantive plans to market the software. These costs mainly include the consulting and service fees paid to a third-party developer that are directly associated with the internal-use software projects during the application development stage and the research staff costs directly associated with the internal-develop software projects during the application development stage. Capitalized internal-use software costs are included in “intangible assets, net”.

Intangible assets have weighted average useful lives from the date of purchase/ acquisition as follows:

Purchased software	6.5 years
Radio spectrum license	15 years
Contract backlog*	4.9 years
Customer relationships*	8.8 years
Supplier relationships*	10 years
Licenses*	15 years
Trade Name*	20 years
Platform software*	5 years
Non-compete agreement*	5 years
Internal-use software	4.9 years

*	Acquired in the acquisitions of subsidiaries.

Land use rights
(m)	Land use rights

The land use rights represent the amounts paid and relevant costs incurred for the rights to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the respective land use rights certificates.

Long-term investments
(n)	Long-term investments

The Company’s long-term investments consist of equity investments without readily determinable fair value, equity method investments and available-for-sale debt investments.

Prior to adopting ASC Topic 321, Investments—Equity Securities, (“ASC 321”), on January 1, 2018, the Company carries at cost its investments in investees that do not have readily determinable fair value and over which the Company does not have significant influence, in accordance with ASC Subtopic 325-20, Investments-Other: Cost Method Investments, (“ASC 325-20”). The Company only adjusts the carrying value of such investments for other-than-temporary decline in fair value and for distribution of earnings that exceed the Company’s share of earnings since its investment.

Management regularly evaluates the impairment of equity investments without readily determinable fair value based on the performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of the investment.

The Company adopted ASC 321 on January 1, 2018 and the cumulative effect of adopting the new standard on opening accumulated deficit is nil. Pursuant to ASC 321, equity investments, except for those accounted for under the equity method and those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures, (“ASC 820”), to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Equity securities with readily determinable fair value are measured at fair values, and any changes in fair value are recognized in earnings.

Pursuant to ASC 321, for equity investments measured at fair value with changes in fair value recorded in earnings, the Company does not assess whether those securities are impaired. For those equity investments that the Company elects to use the measurement alternative, the Company makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the entity has to recognize an impairment loss in net income equal to the difference between the carrying value and fair value.

Available-for-sale debt investments are convertible debt instruments issued by private companies, which are measured at fair value, with unrealized gains or losses recorded in accumulated other comprehensive income.

Investments in equity investees represent investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC Subtopic 323-10, Investments-Equity Method and Joint Ventures: Overall, (“ASC 323-10”). The Company applies the equity method of accounting that is consistent with ASC323-10 in limited partnerships in which the Company holds a three percent or greater interest. Under the equity method, the Company initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net profit or loss into its consolidated statements of operations. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investments on the consolidated balance sheets. The Company evaluates its equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in the consolidated statements of operations when the decline in value is determined to be other-than-temporary.

Goodwill
(o)	Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. In accordance with ASC Topic 350, Goodwill and Other Intangible Assets, (“ASC 350”), recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

In accordance with ASC 350, the Company assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. Prior to the change in segment reporting in 2016, the Company had one single reporting unit which is also its only operating segment. Goodwill that has arisen as a result of the acquisitions of subsidiaries was assigned to this reporting unit. Immediately upon the change in segment reporting in 2016, there were two reporting units consisting of two service lines namely hosting and related services and managed network services. The goodwill was reassigned to the two reporting units using a relative fair value allocation approach.

After the disposal of WiFire Entities and Aipu Group as defined in Note 4 in September 2017, the Company determined that there is only hosting and related services remained and hence the Company as a whole is one reporting unit as of December 31, 2018.

The Company early adopted ASU No. 2017-04, Simplifying the Test for Goodwill Impairment, (“ASU 2017-04”), which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. Under the new guidance, if a reporting unit’s carrying amount exceeds its fair value, an entity will record an impairment charge based on that difference. The impairment charge will be limited to the amount of goodwill allocated to that reporting unit. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit.

Immediately before the disposal of WiFire Entities and Aipu Group in September 2017, the Company completed its impairment test for goodwill in managed network services. The Company determined the fair value of the reporting unit using the income approach based on the discounted expected cash flows associated with the reporting unit. The discounted cash flows for the reporting unit were based on five-year projections. Cash flow projections were based on past experience, actual operating results and management best estimates about future developments as well as certain market assumptions. Cash flows after five years were estimated using a terminal value calculation, which considered terminal value growth at 3%, considering the long-term revenue growth for entities in a similar industry in the PRC. The discount rate of approximately 13% was derived and used in the valuations which reflect the market assessment of the risks specific to the Company and its industry and is based on its weighted average cost of capital. The resulting fair value of the reporting unit significant lower than its carrying value, the Company fully impaired goodwill in managed network services and recorded an amount of RMB766 million for impairment loss of goodwill as of December 31, 2017.

Pursuant to ASC 350, the Company elected to perform a qualitative assessment for hosting and related services. As of October 1, 2018, the Company completed its annual impairment test for goodwill that has arisen out of its acquisitions. The Company evaluated all relevant factors including, but not limited to, macroeconomic conditions, industry and market conditions, financial performance, and the share price of the Company. The Company weighed all factors in their entirety and concluded that it was not more-likely-than-not the fair value was less than the carrying amount of the reporting unit, and further impairment testing on goodwill was unnecessary.

No impairment loss of goodwill in hosting and related services was recognized for the years ended December 31, 2016, 2017 and 2018, respectively.

Impairment of long-lived assets
(p)	Impairment of long-lived assets

The Company evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Company evaluates for impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets.

In 2016, due to the deterioration of the operating results of one of the Company’s asset group, the Company recognized an impairment loss based on the excess of the carrying amount of the asset group over its fair value. The Company determined the fair value of the asset group using the income approach based on the discounted expected cash flows associated with the asset group. The discounted cash flows for the asset group were based on eight year projections which is consistent with the remaining useful lives of its principal assets. Cash flow projections were based on past experience, actual operating results and management best estimates about future developments as well as certain market assumptions. The discount rate of approximately 13% was derived and used in the valuations which reflect the market assessment of the risks specific to the Company and its industry and is based on its weighted average cost of capital.

As of December 31, 2017, due to continued operational losses, the Company recorded the long-lived assets impairment amounting to RMB170,695 and RMB231,113 for the asset groups of Aipu Group and WiFire Entities, respectively, resulting from excess of the carrying amount of the asset groups over their fair values of the two asset groups, respectively.

The Company determined the fair value of the asset groups using the income approach based on the discounted expected cash flows associated with the respective asset groups. The discounted cash flows for the asset groups were based on seven year projections for Aipu and five years for WiFire Entities, which are consistent with the remaining useful lives of its principal assets. Cash flow projections were based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The discount rate of approximately 13% was derived and used in the valuations which reflect the market assessment of the risks specific to the Company and its industry and is based on its weighted average cost of capital. No impairment was recognized in other assets groups as there was no impairment indicator identified.

The impairment loss reduced the carrying amount of the long-lived assets of a group on a pro-rata basis using the relative carrying amount of those assets.

In 2018, the Company performed a qualitative assessment for impairment on whether events or changes in circumstances indicate that the carrying amount of an asset or a group of long-lived assets might not be recoverable. No impairment was recognized for the year ended December 31, 2018 as there was no impairment indicator identified.

The Company recorded impairment charges associated with its long-lived assets and acquired intangibles as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Impairment of equipment	238,144	237,956	—	—
Impairment of intangible assets	154,803	163,852	—	—

Fair value of financial instruments
(q)	Fair value of financial instruments

The Company’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, accounts receivable and payable, other receivables and payables, bonds payable, short-term and long-term bank borrowings, available-for-sale debt securities, share-settled bonus, liability classified restricted share units (“RSU”), and the contingent purchase consideration payable included in the balances with related parties. Other than the bonds payable, long-term bank borrowings, share-settled bonus and the contingent purchase consideration payable included in the balances with related parties, the carrying values of these financial instruments approximate their fair values due to their short-term maturities.

The carrying amounts of long-term bank borrowings approximate their fair values since they bear interest rates which approximate market interest rates. The contingent purchase considerations in both cash and shares and share-settled bonus are initially measured at fair value on the acquisition dates of the acquired businesses and the date of grant, respectively, and subsequently remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period income (expense).

Revenue recognition
(r)	Revenue recognition

The Company provides hosting and related services including hosting of customers’ servers and networking equipment, connecting customers’ servers with internet backbones and other value-added services (“Hosting services”), virtual private network services providing encrypted secured connection to public internet (“VPN services”) and public cloud service through strategic partnership with Microsoft (“Cloud services”).

On January 1, 2018, the Company adopted ASU No. 2014-09, Revenue from Contracts with Customers, (“ASC 606”), which supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition, (“ASC 605”), using the modified retrospective transition method applied to those contracts which were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts have not been adjusted and continue to be reported in accordance with historic accounting under ASC 605. The impact of adopting the new revenue standard was not material to consolidated financial statements and there was no adjustment to beginning retained earnings on January 1, 2018.

Under ASC 606, an entity recognizes revenue as the Company satisfies a performance obligation when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the customer.

Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. The Company recognizes revenue based on the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied.

The Company is a principal and records revenue on a gross basis when the Company is primarily responsible for fulfilling the service, has discretion in establish pricing and controls the promised service before transferring that service to customers. Otherwise, the Company records revenue at the net amounts as commissions.

The Company derives revenue primary from the delivery of Hosting services, VPN services and Cloud services.

Hosting services are services that the Company dedicates data center space to house customers’ servers and networking equipment and provides tailored server administration services including operating system support and assistance with updates, server monitoring, server backup and restoration, server security evaluation, firewall services, and disaster recovery. The Company also provides interconnectivity services to connect customers with each other, internet backbones in China and other networks through Border Gateway Protocol, or BGP, network, or single-line, dual-line or multiple-line networks. Hosting services are typically provided to customers for a fixed amount over the contract service period and the related revenues are recognized on a straight-line basis over the term of the contract. For certain contracts where considerations are based on the usage of the Hosting services, the related revenues are recognized based on the consumption at the predetermined rate as the services are rendered throughout the contact term. The Company is a principal and records revenue for Hosting service on a gross basis.

VPN services are services that the Company extends customers’ private networks by setting up secure and dedicated connections through the public internet. VPN services are provided to customers for a fixed amount over the contract service period and revenue are recognized on a straight-line basis over the term of the contract. The Company is a principal and records revenue for VPN service on a gross basis.

Cloud services allow businesses to run their applications over the internet using the IT infrastructure. Revenue from Cloud services consisted of incentive revenue from Microsoft upon completion of certain conditions and a fixed percentage amount based on gross sales price generated from Cloud services provided to end customers. Cloud services are generally provided to end customers for a fixed amount over the contract period and the related revenues are recognized on a straight-line basis over the contract period. For certain contracts where considerations are based on the usage of the cloud resources, the related revenues are recognized based on the consumption at the predetermined rate as the services are rendered throughout the contract term. The Company records revenue for Cloud service on a net basis.

For certain arrangements, customers are required to pay the Company before the services are delivered. When either party to a revenue contract has performed, the Company recognizes a contract asset or a contract liability in the consolidated balance sheet, depending on the relationship between the Company’s performance and the customer’s payment. Contract liabilities were mainly related to fee received for Hosting services to be provided over the contract period, which were presented as deferred revenue on the consolidated balance sheets.

Deferred revenue represents the Company’s obligation to transfer the goods or services to a customer for which the Company has received consideration (or an amount of consideration is due) from the customer. As of December 31, 2017 and 2018, the Company has deferred revenue amounting up to RMB55,753 and RMB57,754 (US$8,400), respectively. The increase in deferred revenue as compared to the year ended December 31, 2017 is a result of the increase in consideration received from the customers. Revenue recognized from opening deferred revenue balance was RMB45,492 (US$6,617) for the year ended December 31, 2018.

Cost of revenues
(s)	Cost of revenues

Cost of revenues consists primarily of telecommunication costs, depreciation of the Company’s long-lived assets, amortization of acquired intangible assets, maintenance, data center rental expenses directly attributable to the provision of the IDC services, payroll and other related costs of operations.

Advertising expenditures
(t)	Advertising expenditures

Advertising expenditures are expensed as incurred and are included in sales and marketing expenses, which amounted to RMB20,420, RMB7,773 and RMB7,968 (US$1,159) for the years ended December 31, 2016, 2017 and 2018, respectively.

Research and development expenses
(u)	Research and development expenses

Research and development expenses consist primarily of payroll and related personnel costs for routine upgrades and related enhancements of the Company’s services and network. Research and development expenses are expensed as incurred.

Government grants
(v)	Government grants

Government grants are provided by the relevant PRC municipal government authorities to subsidize the cost of certain research and development projects. The amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Company will continue to receive these government grants in the future. Government grants are recognized when it is probable that the Company will comply with the conditions attached to them, and the grants are received. When the grant relates to an expense item, it is recognized in the consolidated statement of operations over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate, as a reduction of the related operating expense. When the grant relates to an asset, it is recognized as deferred government grants and released to the consolidated statement of operations in equal amounts over the expected useful life of the related asset, when operational, as a reduction of the related depreciation expense.

Leases
(w)	Leases

Leases are classified at the inception date as either a capital lease or an operating lease. The Company did not enter into any leases whereby it is the lessor for any of the periods presented. As the lessee, a lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The Company entered into capital leases for certain optical fiber, computer and network equipment and property in the years ended December 31, 2016, 2017 and 2018.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Company leases office space and employee accommodation under operating lease agreements. Certain lease agreements contain rent holidays and escalating rent. Rent holidays and escalating rent are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease.

Capitalized interest
(x)	Capitalized interest

Interest expenses are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such expenses could have been avoided if expenditures for these assets have not been made.

As a result of total interest expenses capitalized during the period, the interest expenses for the years ended December 31, 2016, 2017 and 2018, were as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Interest expense and amortization cost of bonds	113,367	63,354	150,098	21,831
Interest expense on bank borrowings	46,377	87,916	19,395	2,820
Interest expense on capital lease	66,687	63,757	79,935	11,626

Total interest expenses	226,431	215,027	249,428	36,277
Less: Total interest expenses capitalized	(27,842)	(29,714)	(13,362)	(1,943)

Interest expenses, net	198,589	185,313	236,066	34,334

Income taxes
(y)	Income taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date of the change in tax rate.

The Company applies ASC Topic 740, Accounting for Income Taxes, (“ASC 740”), to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements.

The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “income tax expenses” in the consolidated statements of operations.

The Company adopted ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, (“ASU 2015-17”), to classify all deferred income tax assets and liabilities as non-current on the consolidated balance sheets.

Share-based compensation
(z)	Share-based compensation

Share options and Restricted Share Units (“RSUs”) granted to employees are accounted for under ASC Topic 718, Compensation—Stock Compensation, (“ASC 718”), which requires that share-based awards granted to employees be measured based on the grant date fair value and recognized as compensation expenses over the requisite service period and/or performance period (which is generally the vesting period) in the consolidated statements of operations.

The Company has elected to recognize compensation expenses using the straight-line method for share-based awards granted with service conditions that have a graded vesting schedule. For share-based awards granted with performance conditions, the Company recognizes compensation expenses using the accelerated method. The Company commences recognition of the related compensation expenses if it is probable that the defined performance condition will be met. To the extent that the Company determines that it is probable that a different number of share-based awards will vest depending on the outcome of the performance condition, the cumulative effect of the change in estimate is recognized in the period of change. For share-based awards with market conditions, the probability to achieve market conditions is reflected in the grant date fair value. The Company recognized the related compensation expenses when the requisite service is rendered using the accelerate method.

For the performance bonuses that the employees can elect to settle in cash and/or restricted shares at an agreed premium of the Company (“Share-Settled Bonus”), the Company estimates the portion of the arrangement to be settled in shares based on its past settlement practices and classifies such portion as a liability in accordance with ASC Topic 480, Distinguishing Liabilities from Equity, (“ASC 480”). The Company remeasures the fair value of such liability at each reporting period end through earnings until the underlying shares were approved and granted to the employees and accounted for the granted restricted shares unit as equity award. The original cash bonus amount continues to be classified as a liability within “Accrued expenses and other payables” in the consolidated balance sheets until the end of the six months’ lock-up period as such amounts will be paid to the employees in cash upon the termination of their employment. The fair value of the premium will be reclassified to additional paid in capital and recognized over the remaining lock-up period using the accelerated method, respectively.

A cancellation of the terms or conditions of an equity award under original award in exchange for a new award should be treated as modification. The compensation costs associated with the modified awards are recognized if either the original vesting conditions or the new vesting conditions have been achieved. Total recognized compensation cost for the awards is at least equal to the fair value of the original awards at the grant date unless at the date of the modification the performance or service conditions of the original awards are not expected to be satisfied. The incremental compensation cost is measured as the excess of the fair value of the replacement awards over the fair value at the modification date. Therefore, in relation to the modified awards, the Company recognizes share-based compensation over the vesting periods of the new awards, which comprises (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term, and (ii) any unrecognized compensation cost of original awards, using either the original term or the new term, whichever results in higher expenses for each reporting period. For modification of a liability award that remains a liability after modification, the liability award continues to be remeasured at fair value at each reporting date.

On April 15, 2016 (“the Modification date”), the Company made revisions to the Share-Settled Bonus to remove the agreed premium and six month lock-up period for the employees above a specified level and the option to settle in share for the employees below a specified level. The modified awards remain as liabilities in accordance with ASC 718 as the Company can only settle the Share-Settled Bonus by issuing variable number of shares until the settlement date or in cash. In January, 2017, the Company made revisions to the Share-Settled Bonus to remove the option to settle bonus accrued in 2017. For the Share-Settled Bonus accrued in 2016 which were elected to be settled in shares, the Company issued shares to settle all the Share-Settled Bonus as of December 31, 2017.

On November 26, 2016, the Board approved a new incentive program to replace unvested RSUs to certain individuals with a new bonus scheme which will be settled by issuing a variable number of shares with a fair value equal to fixed dollar amount on the settlement date. The modification was treated as an equity to liability modification in accordance with ASC 718. The Company remeasures the fair value of such liability at each reporting period end through earnings until the actual settlement date, which is the date when the number of underlying shares were fixed and recorded the incremental cost over the remaining vesting term and the unrecognized compensation of original awards using the new term.

The Company adopted ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting, (“ASU 2016-09”), and elected to account for forfeitures as they occur.

Loss per share
(aa)	Loss per share

In accordance with ASC Topic 260, Earnings per Share, (“ASC 260”), basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Contingently issuable shares, including performance-based share awards and contingent purchase considerations to be settled in shares, are included in the computation of basic earnings per share only when there is no circumstance under which those shares would not be issued. Contingently issuable shares are included in the denominator of the diluted loss per share calculation as of the beginning of the period or as of the inception date of the contingent share arrangement, if later, only when dilutive and when all the necessary conditions have been satisfied as of the reporting period end. For contracts that may be settled in ordinary shares or in cash at the election of the Company, share settlement is presumed, pursuant to which incremental shares relating to the number of shares that would be required to settle the contract are included in the denominator of diluted loss per share calculation if the effect is more dilutive. For the contracts that may be settled in ordinary shares or in cash at the election of the counterparty, the more dilutive option of cash or share settlement is used for the purposes of diluted loss per share calculation, pursuant to which share settlement requires the number of shares that would be required to settle the contract be included in the denominator whereas cash settlement requires an adjustment to be made to the numerator for any changes in income or loss that would result as if the contract had been classified as an asset or a liability for accounting purposes during the period for a contract that is classified as equity for accounting purposes, if the effect is more dilutive. Ordinary equivalent shares consist of the ordinary shares issuable upon the exercise of the share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive.

Share repurchase program
(bb)	Share repurchase program

Pursuant to the Board of Directors’ resolutions on August 18, 2016, the Company’s management is authorized to repurchase, in one or more tranches, up to an aggregate of US$200,000 of its own outstanding shares (including shares represented by ADSs) (each such transaction a “Repurchase”) over a period of 12 months starting from June 29, 2016.

The Company accounted for the repurchased shares as Treasury Stock at cost in accordance to ASC Subtopic 505-30, Treasury Stock, (“ASC 505-30”), and the share repurchase is shown separately in the consolidated statement of shareholder’s equity, as the Company has not yet decided on the ultimate disposition of those ADSs acquired. When the Company uses the treasury stock to settle the share consideration for the acquisitions (Note 18), the difference between the fair value at settlement date and the repurchase price is debited into additional paid-in capital. When the Company decides to retire the treasury stock, the difference between the original issuance price and the repurchase price is debited into accumulated deficit.

For the years ended December 31, 2016, 2017 and 2018, the Company repurchased 815,525, 3,448,482 and nil ADSs for a consideration of RMB42,665, RMB133,126 and nil, respectively.

Comprehensive loss
(cc)	Comprehensive loss

Comprehensive loss is defined as the decrease in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive (loss) income of the Company includes foreign currency translation adjustments related to the Company and its overseas subsidiaries, whose functional currency is US$.

Segment reporting
(dd)	Segment reporting

In accordance with ASC Topic 280, Segment Reporting, (“ASC 280”), the Company historically had only one single reportable segment since the Company’s chief executive officer, who has been identified as the Company’s chief operating decision-maker (“CODM”) formerly relied on the consolidated results of operations when making decisions on allocating resources and assessing performance of the Company. On October 1, 2016, the Company changed its reportable segments as the CODM reviewed the operating result of two different services in order to allocate resources and assess performance of the Company. The operations of the Company are organized into two segments, consisting of the hosting and related services and managed network services. Hosting and related services business focuses primarily on colocation, interconnectivity, cloud, VPN, hybrid IT and other value-added services. Managed network services focuses on businesses that primarily utilize bandwidth such as content delivery network (“CDN”) service, hosting area network services and last-mile wired broadband service.

In September 2017, the Company disposed of WiFire Entities and Aipu Group, which are primarily engaged in the managed network services. After the disposals, the CODM reviews the operation results on the Company basis. As of December 31, 2017 and 2018, the Company only had one reporting segment.

Employee benefits
(ee)	Employee benefits

The full-time employees of the Company’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, pension benefits and unemployment insurance, which are governmental mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued.

Comparatives
(ff)	Comparatives
Certain items reported in the prior year’s consolidated financial statements have been reclassified to conform with the current year’s presentation.
Recent accounting pronouncements
gg)	Recent accounting pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), (“ASU 2016-02”), which requires a lessee to recognize a lease liability and a right-of-use asset for all leases with lease terms of more than 12 months. This guidance is effective for annual reporting periods beginning after December 15, 2018, including interim periods within those years, and early adoption is permitted. In January 2018, the FASB issued ASU No. 2018-01, Leases: Land Easement Practical Expedient, (“ASU 2018-01”), which provides an optional transition practical expedient for land easements. The effective date of the transition requirements for the amendment is the same as the effective date and transition requirements in ASU 2016-02. Subsequently, the FASB issued ASU No. 2018-10 Codification Improvements to Topic 842, Leases, (“ASU 2018-10”), which clarifies certain aspects of the guidance issued in ASU 2016-02; and ASU No. 2018-11, Leases (Topic 842): Targeted Improvements, (“ASU 2018-11”), which provides an additional transition method and a practical expedient for separating components of a contract for lessors. ASU 2016-02 modifies existing guidance for off balance sheet treatment of lessees’ operating leases by requiring lessees to recognize lease assets and lease liabilities. Under ASU 2016-02, lessor accounting is largely unchanged. ASU 2018-10 clarifies certain provisions and correct unintended applications of the guidance such as the application of implicit rate, lessee reassessment of lease classification, and certain transition adjustments that should be recognized to earnings rather than to stockholders’ equity. ASU 2018-11 provides an alternative transition method and practical expedient for separating contract components for the adoption of Topic 842. ASU 2018-11, ASU 2018-10, and ASU 2016-02 (collectively, “the new lease standards”) are effective for public business entities for annual reporting periods and interim periods within those years beginning after December 15, 2018. These new lease standards become effective for the Company on January 1, 2019. The Company will adopt this standard effective January 1, 2019 using the modified retrospective method, and chose to apply the new standard as of the effective date and will not restate comparable period. Consequently, all of the Company’s operating lease commitments were recognized as lease liabilities, with corresponding right-of-use assets, based on the present value of the remaining minimum rental payments under current leasing standards for existing operating leases. The Company will elect the package of practical expedients permitted under the transition guidance within the new standard, which permits the Company not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. The Company’s operating leases mainly related to offices and data center space will be subject to ASU 2016-02 and right-of-use assets and lease liabilities will be recognized on the Company’s consolidated balance sheet. The Company currently believes the most significant change will be related to the recognition of right-of-use assets and lease liabilities on the Company’s balance sheet for operating leases. The Company does not expect any material impact on net assets and the consolidated statement of comprehensive loss as a result of adopting the new standards.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, (“ASU 2016-13”). ASU 2016-13 changes the impairment model for most financial assets and certain other instruments. The standard will replace “incurred loss” approach with an “expected loss” model for instruments measured at amortized cost. For available-for-sale debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do today under the other-than-temporary impairment model. The standard is effective for public business entities for annual periods beginning after December 15, 2019, and interim periods therein. Early adoption is permitted. The Company is evaluating the effect that this guidance will have on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement, (“ASU 2018-13”). ASU 2018-13 modifies the disclosure requirements for fair value measurements by removing, modifying, or adding certain disclosures. The amendments in ASU 2018-13 will be effective for the Company beginning after January 1, 2020 including interim periods within the year. Early adoption is permitted. An entity is permitted to early adopt any removed or modified disclosures upon issuance of ASU No. 2018-13 and delay adoption of the additional disclosures until their effective date. The Company is evaluating the impact of adopting this new standard will have on its consolidated financial statements.